Shareholder Report, Line Graph (Details) 1014050_Franklin Ultra Short Bond ETF_Single Class_TSR Annual {Single Class} - USD ($)							12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Jul. 14, 2020	Mar. 31, 2026
Franklin Ultra Short Bond ETF
Account Value [Line Items]
Line Graph and Table Measure Name							Franklin Ultra Short Bond ETF (NAV)
Accumulated Value	$ 11,452	$ 10,866	$ 10,212	$ 10,012	$ 10,091	$ 10,000	$ 11,977
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Index
Accumulated Value	9,387	8,950	8,801	9,243	9,644	10,000	$ 9,795
ICE BofA U.S. 3-Month Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							ICE BofA U.S. 3-Month Treasury Bill Index
Accumulated Value	$ 11,340	$ 10,803	$ 10,265	$ 10,014	$ 10,008	$ 10,000	$ 11,793